INCOME TAX (FY) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Deferred Tax Asset [Abstract]
Net operating loss carryforward	$ 10,920	$ 10,861	$ 10,861
Organizational costs/Startup expenses	456,120	78,848	78,848
Total deferred tax asset	1,220,572	89,709	89,709
Valuation allowance	(1,220,572)	(89,709)	(89,709)
Deferred tax asset, net of allowance	0	0	0
Federal [Abstract]
Current	0		0
Deferred	(1,220,572)		(89,709)
State [Abstract]
Current	0		0
Deferred	0		0
Change in valuation allowance	1,220,572		89,709
Income tax provision	0	0	0
Operating Loss Carryforwards [Abstract]
Net operating loss carryover	$ 52,000	$ 52,000	$ 52,000
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%		21.00%
State taxes, net of federal tax benefit	0.00%		0.00%
Change in fair value of warrant liability	(13.20%)		(18.90%)
Change in valuation allowance	(7.80%)		(2.10%)
Income tax provision	0.00%		0.00%